Expenses By Nature - Schedule of Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expenses By Nature Abstract
Unrealized gain on marketable securities (Note 6 )	$ (645)	$ (289)
Unrealized gain on purchase warrants (Note 6)	(67)
Loss (gain) on disposal of assets (Note 11 )	188	(19)
Unrealized foreign exchange loss (gain)	653	(360)
Realized foreign exchange loss (gain)	276	(115)
Interest income	(47)	(60)
Shares issued at a discount to settle payables	196
Management fee income (Note 11 )	(95)
Other	(86)	61
Other expenses, net	$ 373	$ (782)